Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Notes Payable

Set forth below is a summary of the Company’s outstanding debt as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
	(Unaudited)

Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note matured and has been paid in full.	$-	$13,093

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	44,097	54,763

$112,800 payable to a landlord of Advantage Therapy, LLC pursuant to a lease dated March 1, 2019. The debt has been paid in full.	-	36,840

	44,097	104,696
Less: current portion:	(14,857)	(51,657)
	$29,240	$53,039

Set forth below is a summary of the Company’s outstanding debt as of December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021

Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 which was paid on June 15, 2018. The note matures on May 15, 2023, and is secured by the personal guarantees of certain Company executives.	$13,093	$43,413

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	54,763	68,378

$112,800 payable to a landlord of Advantage Therapy, LLC pursuant to a lease dated March 1, 2019. The debt is payable in 60 monthly installments of $2,129, including principal and interest at 5%. The debt matures on June 1, 2024.	36,840	59,913

Note payable to a financial institution in the amount of $140,000, dated September 25, 2019. The note requires 36 consecutive monthly installments of $4,225 including principal and interest at 5.39%. The note matures on September 19, 2022 and is secured by a personal guarantee of the Vice President of Business Development of the Company.	-	37,179

Note payable in the amount of $2,690,000, dated October 29, 2020. The note is payable on or before April 29, 2022. The interest on the note accrues at a rate of 7% per annum and is payable on the maturity date or otherwise in accordance with the note.	-	150,301

	104,696	359,184
Less: current portion:	(51,657)	(254,487)
	$53,039	$104,697

Schedule of Principal Maturities of Notes Payable	Principal maturities of the Company’s notes payable are as follows:
Years Ending December 31,	Amount
(Unaudited)
2023 (three months)	$3,645
2024	15,044
2025	15,813
2026	9,595
Total	$44,097
Principal maturities of notes payable are as follows:
Years Ending December 31,	Amount

2023	$51,657
2024	27,631
2025	15,813
2026	9,595
Total	$104,696

Theralink Technologies Inc [Member]
Schedule of Convertible Notes Payable

On September 30, 2023 and 2022, convertible notes payable (third parties and related parties) consisted of the following:

	September 30, 2023	September 30, 2022
Principal amount	$8,986,605	$2,475,000
Less: debt discount	(1,498,388)	(2,028,719
Convertible notes payable, net	7,488,217	446,281
Less: current portion of convertible notes payable	(7,488,217)	-
Convertible notes payable, net – long-term	$-	$446,281

Principal amount – related parties	$11,440,792	$4,150,000
Less: debt discount – related parties	(1,509,975)	(1,844,186)
Convertible notes payable – related parties, net	9,930,817	2,305,814
Less: current portion convertible notes payable - related parties	(9,930,817)	(1,000,000
Convertible notes payable – related parties, net – long-term	$--	$1,305,814

Total convertible notes payable, net	$17,419,034	$2,752,095

Schedule of Fair Value of Embedded Option and Stock Warrants

During the year-ended September 30, 2023, the fair value of the embedded options and stock warrants were estimated at issuance using the Binomial Valuation Model with the following assumptions:

2023
Dividend rate	—%
Term (in years)	0.15 to 6.5 years
Volatility	148.59 to 396.53%
Risk—free interest rate	3.60% to 5.55%

Schedule of Notes Payable - Related Parties

On September 30, 2023 and 2022, notes payable - related parties consisted of the following:

	September 30, 2023	September 30, 2022
Principal amount	$1,172,466	$350,000
Less: debt discount	(23,024)	-
Notes payable – related parties, net	1,149,442	350,000
Less: current portion of notes payable - related parties	(1,149,442)	(350,000)
Notes payable – related parties, net – long-term	$-	$-